Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated other comprehensive (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2019			$ 303	$ 28,725	$ 26	$ 513	$ 3,703	$ (383)	$ (130)		$ 5,348	$ 12,971
Statement [Line Items]
Issued under the Stock Option Plan												27
Impact from adopting IFRS 16				(59)
Net income	$ 1,592			1,592
Dividends on preferred shares and distributions payable on other equity instruments				(70)
Dividends on common shares				(678)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	210	[1]				210
Unrealized gains (losses) on translation of net foreign operations	209						209
Gains (losses) on remeasurement of pension and other employee future benefit plans	(128)	[2]						(128)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(70)	[3]							(70)
Unrealized gains on fair value through OCI debt securities arising during the period					110
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	24	[4]				24
Unrealized gains (losses) on hedges of net foreign operations	(47)	[5]					(47)
Reclassification to earnings of (gains) in the period	(20)	[6]			(20)
Balance at end of year at Jan. 31, 2020	52,176		303	29,510	116	747	3,865	(511)	(200)	$ 4,017	5,348	12,998
Balance at beginning of year at Oct. 31, 2020	56,593		302	30,745	355	1,979	3,980	(638)	(158)		6,598	13,430
Statement [Line Items]
Issued under the Stock Option Plan												27
Treasury shares or repurchase of common shares for cancellation												44
Net income	2,017			2,017
Dividends on preferred shares and distributions payable on other equity instruments				(56)
Dividends on common shares				(686)
Stock option expense, net of options exercised			5
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(131)	[1]				(131)
Unrealized gains (losses) on translation of net foreign operations	(1,131)						(1,131)
Gains (losses) on remeasurement of pension and other employee future benefit plans	275	[2]						275
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(245)	[3]							(245)
Unrealized gains on fair value through OCI debt securities arising during the period					57
Redeemed during the period											(750)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	(77)	[4]				(77)
Unrealized gains (losses) on hedges of net foreign operations	221	[5]					221
Equity issue expense and premium paid on redemption of preferred shares				(6)
Net discount on sale of treasury shares				(2)
Reclassification to earnings of (gains) in the period	(9)	[6]			(9)
Other			2
Balance at end of year at Jan. 31, 2021	$ 56,148		$ 309	$ 32,012	$ 403	$ 1,771	$ 3,070	$ (363)	$ (403)	$ 4,478	$ 5,848	$ 13,501

[1]	Net of income tax (provision) recovery of $46 million, $59 million, $(76) million for the three months ended.
[2]	Net of income tax (provision) recovery of $(99) million, $3 million, $46 million for the three months ended.
[3]	Net of income tax (provision) recovery of $89 million, $(8) million, $25 million for the three months ended.
[4]	Net of income tax provision (recovery) of $28 million, $19 million, $(9) million for the three months ended.
[5]	Net of income tax (provision) recovery of $(80) million, $(18) million, $17 million for the three months ended.
[6]	Net of income tax provision of $3 million, $2 million, $7 million for the three months ended.